Major Non-Cash Transactions - Additional Information (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Major Non-Cash Transactions [Line Items]
Right-of-use assets	$ 577,000	$ 927,000
Lease liabilities	643,000	966,000
Treasury shares	0	0	$ 0	$ 68,000
Non Cash Transaction [Member]
Disclosure of Major Non-Cash Transactions [Line Items]
Right-of-use assets	0	900,000	0
Non Cash Transaction [Member] | Treasury Shares [Member]
Disclosure of Major Non-Cash Transactions [Line Items]
Treasury shares	$ 0	$ 0	$ 68,000